Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities

(14)    Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	As of December 31,
(in $ millions)	2022	2021
Accrued payroll and related costs	$196	$198
Accrued operating expenses	147	147
Client deposits	56	59
Deferred revenue	19	18
Accrued restructuring costs (see note 15)	11	69
Income tax payable	4	7
Value added and similar taxes payable	9	6
Other payables	10	15
Accrued expenses and other current liabilities	$452	$519